Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of respect of lease liability $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of respect of lease liability [Abstract]
Balance as of January 1, 2021
Additions during the year:
New leases	654
Business combination	501
Lease payments	(68)
Interest expense	26
Adjustments arising from translating financial statements from functional currency to presentation currency	27
Balance as of December 31, 2021	$ 1,140